Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Schedule of Interests in Joint Ventures
The table below lists the Group’s investment in joint ventures for the year ended December 31 2018:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	2018
CHS AGRO S.A.	Argentina	50%

Schedule of Joint Ventures Accounted for using Equity Method to Carrying Amount of Interest in Joint Venture	The following amounts represent the income and expenses of the joint ventures:

2018
Income	9,305
Expenses	(31,989)
Loss before income tax	(22,684)